Class Institutional Shares | Federated Emerging Markets Equity Fund
Federated Emerging Markets Equity Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide long-term capital appreciation. The objective may be changed by the Fund's Board of Trustees (the "Trustees") without shareholder approval.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund. If you purchase the Fund's IS Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class Institutional Shares Federated Emerging Markets Equity Fund IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class Institutional Shares Federated Emerging Markets Equity Fund IS
Management Fee	0.90%
Distribution (12b-1) Fee	none
Acquired Fund Fees and Expenses	0.01%	[1]
Other Expenses	0.57%	[1],[2]
Total Annual Fund Operating Expenses	1.48%
Fee Waivers and/or Expense Reimbursements	(0.49%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	[3]
[1]	Acquired Fund Fees and Expenses and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Trustees.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.98% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) September 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

The Fund is the legal entity successor to PNC Emerging Markets Equity Fund (the "Predecessor Fund") pursuant to an anticipated tax-free reorganization. Pursuant to the anticipated reorganization, the Predecessor Fund will be the accounting survivor.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses (excluding fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	Class Institutional Shares Federated Emerging Markets Equity Fund IS USD ($)
1 Year	$ 151
3 Years	468
5 Years	808
10 Years	$ 1,768

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this prospectus, portfolio turnover information is not yet available for the Fund. The investment objective and strategies of the Fund are substantially identical to the investment objective and strategies of the Predecessor Fund. During the most recent fiscal year, the Predecessor Fund's portfolio turnover rate was 34% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund primarily invests in a portfolio of equity securities of issuers tied economically to emerging market countries ("emerging market issuers"). Emerging market issuers include companies meeting one or more of the following criteria: (i) the principal trading market for the issuer's securities is in an emerging market country; (ii) the issuer derives at least 50% of its total revenue or profit from goods produced or sold and investments made or services performed in emerging market countries; (iii) the issuer has at least 50% of its assets in emerging market countries; or (iv) the company is organized under the laws of, or has a principal office in, an emerging market country. Emerging market countries include any country designated as an emerging market country in any widely recognized index of emerging market or frontier market securities, such as the MSCI Emerging Markets Index, MSCI ACWI ex USA Index, and the MSCI Frontier Markets Index. Emerging markets include frontier markets and most countries in the world other than Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong. "Frontier markets" refers to the markets of smaller, less accessible, but still investable, countries of the developing world.

The Fund may make significant investments in issuers located or doing business in a single country or geographic region. The Fund may invest in securities across all market capitalizations, and the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

Federated Global Investment Management Corp.'s (the "Adviser") investment process seeks to identify companies with robust and sustainable growth rates, high-quality balance sheets, and management teams with clearly defined growth strategies. In allocating the Fund's assets across geographies, the Adviser uses its proprietary, multi-factor country allocation model to identify and score countries based on factors such as the economic and financial market conditions within each country, specifically economic growth projections, stock market valuation, risk position, and stock market momentum. Next, the Adviser applies a bottom-up security selection screen, which scores all stocks with a particular market capitalization based on growth, profitability and momentum factors, to yield a pool of securities for further fundamental analysis and review. The Adviser's portfolio construction process seeks to combine the best investment candidates within the Adviser's recommended framework of country allocations and security selections.

The Fund may invest in securities denominated in any currency, including U.S. dollars, other developed market currencies, such as the euro, yen, and pound sterling, and the currencies of the emerging markets in which the Fund may invest. The Fund typically does not seek to limit its foreign currency exposure, but the Adviser may determine in its discretion to seek to hedge some of its currency exposures back to the U.S. dollar. For example, the Fund may utilize currency forwards to seek to reduce the effect of changes in currency exchange rates on the Fund's performance, where practical. The Fund may also use exchange-traded futures for the efficient management of cash flows and to gain exposure to the asset classes discussed above.

The Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industries or sectors that the Adviser believes hold high potential. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class. the Fund's exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.

The Fund's investments in equity securities may include, for example, common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, other U.S. listings of foreign common stocks and exchange-traded funds (ETFs). The Fund may use ETFs, closed-end funds, and derivative instruments to gain exposure to markets, a particular index, or a particular issuer or security.

The Fund may use derivative contracts to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.

The Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in equity securities of emerging market countries. The Fund will notify shareholders at least 60 days in advance of any change in its investment policies that would permit the Fund normally to invest less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities of emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate and increase the Fund's trading costs, which may have an adverse impact on the Fund's performance. An active trading strategy will likely result in the Fund generating more short-term capital gains or losses. Short-term gains are generally taxed at a higher rate than long-term gains. Any short-term losses are used first to offset short-term gains.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets.  Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
  Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets, including frontier markets, generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally-planned economies. These same risks exist and may be greater in frontier markets.
  Greater China Risk. Although larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. Investments in the Greater China region may be subject to the risks associated with trading on less-developed trading markets, in addition to acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, restrictions on monetary repatriation, or other adverse government actions. As export-driven economies, the economies of countries in the Greater China region are affected by developments in the economies of their principal trading partners.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Liquidity Risk. The securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Small-Cap Company Risk. The Fund may invest in small capitalization (or "small-cap") companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund's portfolio, performance and Share price.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the Fund's portfolio may be comprised of securities credit enhanced by companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these companies. Developments affecting companies in the financial services industry or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.
  Focused Investment Risk.  To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund's exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.
  Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
  Custodial Services and Related Investment Cost. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States.
  Technology Risk. The Adviser uses various technologies in managing the Fund consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund.  Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The Fund is the successor to the PNC Emerging Markets Equity Fund ("Predecessor Fund''), a portfolio of PNC Funds, pursuant to a reorganization involving the Fund and the Predecessor Fund anticipated to occur on or about November 15, 2019. The Predecessor Fund is both the tax and accounting survivor of the reorganization. Prior to the date of the reorganization, the Fund had no investment operations. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the Fund's commencement of investment operations) is historical information for the Predecessor Fund. The Predecessor Fund was managed by the same portfolio management team as the Fund, had an identical investment objective and substantially identical strategies, policies, and restrictions. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund.

The bar chart and performance table below are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated Emerging Markets Equity Fund - IS Class

The Predecessor Fund's I class total return for the six-month period from January 1, 2019 to June 30, 2019, was 15.01%.

Within the periods shown in the bar chart, the Predecessor Fund's I class highest quarterly return was 4.70% (quarter ended March 31, 2018). Its lowest quarterly return was (12.88)% (quarter ended December 31, 2018).
Average Annual Total Return Table
For periods prior to the reorganization (the Fund's commencement of investment operations), the performance of the Fund's IS class is the historical performance of the Predecessor Fund's I class. The performance of the Predecessor Fund's I class has not been adjusted to reflect the expenses applicable to the Fund's IS class. The total returns of the IS class would have been substantially similar to the annual returns for the I class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.

(For the Period Ended December 31, 2018)
Average Annual Total Returns - Class Institutional Shares - Federated Emerging Markets Equity Fund		1 Year	Since Inception	Inception Date
IS		(22.16%)	3.65%	Mar. 31, 2017
IS | Return After Taxes on Distributions		(22.38%)	3.43%	Mar. 31, 2017
IS | Return After Taxes on Distributions and Sale of Fund Shares		(12.71%)	2.92%	Mar. 31, 2017
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	(14.58%)	2.95%
[1]	The MSCI Emerging Markets Index is designed to measure the performance of growth companies within developed and emerging equity markets, excluding the U.S. and frontier markets.